Document and Entity Information	Mar. 14, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 14, 2022
Entity Registrant Name	HF SINCLAIR CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41325
Entity Tax Identification Number	87-2092143
Entity Address, Address Line One	2828 N. Harwood
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	871-3555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.01 par value
Trading Symbol	DINO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On March 14, 2022, HF Sinclair Corporation (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) with the U.S. Securities and Exchange Commission regarding, among other things, the HFC Transactions (as defined in the Original Form 8-K). The Company is filing this Amendment No. 1 on Form 8-K/A to the Original Form 8-K to provide the historical audited financial statements and pro forma financial information required by Item 9.01(a) and (b) and to file the Transition Services Agreement referenced in Item 1.01 of the Original Form 8-K. The pro forma condensed combined financial information included as Exhibit 99.2 to this Amendment No. 1 on Form 8-K/A has been presented for illustrative purposes only as required by Form 8-K, and is not intended to, and does not purport to, represent what the Company’s actual results or financial condition would have been if the HFC Transactions had occurred on the relevant date, and is not intended to project the future results or the financial condition that the Company may achieve following the HFC Transactions.
Entity Central Index Key	0001915657